Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of statutory net income loss and statutory capital and surplus

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

	December 31,	December 31,	December 31,
(in millions)	2013	2012	2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)
Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302